FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 642,315	$ 839,184
Accounts receivable from related parties, current	17,526	7,324
Trade and other non-current receivables	9,456	15,149
Accounts receivable from related parties, non-current	0	481
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	435,663	631,047
Accounts receivable from related parties, current	1,319	591
Trade and other non-current receivables	3,691	7,733
Accounts receivable from related parties, non-current	0	0
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	8,483	7,399
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Accounts receivable from related parties, non-current	0	0
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	74,544	88,426
Accounts receivable from related parties, current	197	83
Trade and other non-current receivables	351	1,067
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	86,954	99,950
Accounts receivable from related parties, current	15,512	6,169
Trade and other non-current receivables	2,983	3,267
Accounts receivable from related parties, non-current	0	0
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	2,690	3,786
Accounts receivable from related parties, current	498	481
Trade and other non-current receivables	2,431	3,082
Accounts receivable from related parties, non-current	0	481
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	33,981	8,576
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Accounts receivable from related parties, non-current	$ 0	$ 0